Net Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss for basic and diluted earnings per common share	$ (54,974)	$ (30,591)	$ (46,689)	$ (37,713)
Unpaid cumulative dividends on preferred stock	(28,925)	(27,068)	(36,758)	(31,291)
Net loss allocated to common shareholders	$ (83,899)	$ (57,659)	$ (83,447)	$ (69,004)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted (in shares)	2,108,472,000	1,909,635,000	1,959,165,000	1,629,821,000
Weighted-average shares used in calculating net loss per share, diluted (in shares)	2,108,472,000	1,909,635,000	1,959,165,000	1,629,821,000
Net loss per common share - basic (usd per share)	$ (39,790)	$ (30,190)	$ (42.59)	$ (42.34)
Net loss per common share - diluted (usd per share)	$ (39,790)	$ (30,190)	$ (42.59)	$ (42.34)